Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025 and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($)	Revenue ($)(3)
2025	7,711,784	(869,713)	2,743,636	(469,691)	49.04	77.53	145,422,000	911,981,000
2024	8,106,143	2,500,749	2,851,835	1,727,650	98.56	78.05	53,509,000	802,804,000
2023	7,490,775	876,350	2,184,323	(488,837)	108.16	74.29	(21,153,000)	624,799,000
2022	5,675,394	8,351,516	2,140,038	3,119,563	133.91	79.00	(44,881,000)	407,856,000
2021	1,272,916	10,637,336	1,132,482	3,925,220	122.41	103.32	(42,042,000)	233,394,000

(1)
Amounts represent compensation “actually paid” to our principal executive officer, or PEO, and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Bryan K. Phillips, and Carlton W. Weatherby
2024	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Bryan K. Phillips, and Carlton W. Weatherby
2023	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebling, and Carlton W. Weatherby
2022	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling, and John C. Rondoni
2021	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling, and Bryan K. Phillips

Compensation actually paid (CAP) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as reflected below. The fair values of PSUs and stock options included in the CAP to our PEO and the Average CAP to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in Note 6 of our Annual Report on Form 10-K for the year ended December 31, 2025. Any changes to the PSU fair values from the grant date are based on our updated stock price at the respective measurement dates and updated performance metric projections. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, risk-free rate assumptions, and changes to our non-PEO NEOs.

2025
Adjustments	PEO	Average non-PEO NEOs
Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(5,999,655)	(1,899,947)
Add the Fair Value (based on ASC 718) of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—
Add the Fair Value (based on ASC 718) of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—

	2025
Adjustments	PEO	Average non-PEO NEOs
Increase/decrease for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,503,048)	(1,178,376)
Increase/decrease for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(78,794)	(135,004)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(8,581,497)	(3,213,327)

(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P Healthcare Equipment Select Industry Index (the “Peer Group”).
(3)	We have selected Revenue as our company-selected measure, which is a GAAP measure.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Amounts represent compensation “actually paid” to our principal executive officer, or PEO, and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Bryan K. Phillips, and Carlton W. Weatherby
2024	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Bryan K. Phillips, and Carlton W. Weatherby
2023	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebling, and Carlton W. Weatherby
2022	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling, and John C. Rondoni
2021	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling, and Bryan K. Phillips

Peer Group Issuers, Footnote
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P Healthcare Equipment Select Industry Index (the “Peer Group”).

PEO Total Compensation Amount	$ 7,711,784	$ 8,106,143	$ 7,490,775	$ 5,675,394	$ 1,272,916
PEO Actually Paid Compensation Amount	$ (869,713)	2,500,749	876,350	8,351,516	10,637,336
Adjustment To PEO Compensation, Footnote
Compensation actually paid (CAP) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as reflected below. The fair values of PSUs and stock options included in the CAP to our PEO and the Average CAP to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in Note 6 of our Annual Report on Form 10-K for the year ended December 31, 2025. Any changes to the PSU fair values from the grant date are based on our updated stock price at the respective measurement dates and updated performance metric projections. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, risk-free rate assumptions, and changes to our non-PEO NEOs.

2025
Adjustments	PEO	Average non-PEO NEOs
Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(5,999,655)	(1,899,947)
Add the Fair Value (based on ASC 718) of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—
Add the Fair Value (based on ASC 718) of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—

	2025
Adjustments	PEO	Average non-PEO NEOs
Increase/decrease for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,503,048)	(1,178,376)
Increase/decrease for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(78,794)	(135,004)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(8,581,497)	(3,213,327)

Non-PEO NEO Average Total Compensation Amount	$ 2,743,636	2,851,835	2,184,323	2,140,038	1,132,482
Non-PEO NEO Average Compensation Actually Paid Amount	$ (469,691)	1,727,650	(488,837)	3,119,563	3,925,220
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid (CAP) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as reflected below. The fair values of PSUs and stock options included in the CAP to our PEO and the Average CAP to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in Note 6 of our Annual Report on Form 10-K for the year ended December 31, 2025. Any changes to the PSU fair values from the grant date are based on our updated stock price at the respective measurement dates and updated performance metric projections. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, risk-free rate assumptions, and changes to our non-PEO NEOs.

2025
Adjustments	PEO	Average non-PEO NEOs
Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(5,999,655)	(1,899,947)
Add the Fair Value (based on ASC 718) of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—
Add the Fair Value (based on ASC 718) of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—

	2025
Adjustments	PEO	Average non-PEO NEOs
Increase/decrease for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,503,048)	(1,178,376)
Increase/decrease for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(78,794)	(135,004)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(8,581,497)	(3,213,327)

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	TSR amounts reported in the graph assume an initial fixed investment of $100.
Tabular List, Table
Pay Versus Performance Tabular List
We believe that revenue, adjusted operating income (loss), and insurance reimbursement approvals, given the Company’s stage of development and market opportunity, represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025.

Total Shareholder Return Amount	$ 49.04	98.56	108.16	133.91	122.41
Peer Group Total Shareholder Return Amount	77.53	78.05	74.29	79	103.32
Net Income (Loss)	$ 145,422,000	$ 53,509,000	$ (21,153,000)	$ (44,881,000)	$ (42,042,000)
Company Selected Measure Amount	911,981,000	802,804,000	624,799,000	407,856,000	233,394,000
PEO Name	Timothy P. Herbert	Timothy P. Herbert	Timothy P. Herbert	Timothy P. Herbert	Timothy P. Herbert
Measure:: 1
Pay vs Performance Disclosure
Name	revenue
Measure:: 2
Pay vs Performance Disclosure
Name	adjusted operating income (loss)
Measure:: 3
Pay vs Performance Disclosure
Name	insurance reimbursement approvals
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,581,497)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,999,655)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,503,048)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,794)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,213,327)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,899,947)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,178,376)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,004)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0